Consolidated Statements of Financial Condition (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Available-for-sale securities, encumbered securities	$ 0	$ 965,927
Held-to-maturity securities, encumbered securities	0	45,086
Intangible assets, goodwill	251,653	251,653
Federal and state income taxes, deferred assets (liabilities)	$ 8,449	$ (17,075)
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, shares authorized (in shares)	300,000,000	300,000,000
Common stock, shares issued (in shares)	129,950,223	129,853,534
Common stock, shares outstanding (in shares)	106,177,615	108,976,410
Treasury stock, shares (in shares)	23,772,608	20,877,124